Schedule of Federal Effective Tax Rate (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal income tax rate	21.00%	21.00%	21.00%	21.00%
Tax rate difference	4.00%	4.00%	4.00%	4.00%
Tax except
Nontaxable items	(11.50%)
GILTI tax
Others			(30.00%)
Valuation allowance	(21.00%)	(23.30%)	6.60%	(25.00%)
Effective tax rate	(7.50%)	1.70%	1.40%	(0.00%)